Segment Information Segment Sales to External Customers by Product Line (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue from External Customer [Line Items]
Segment sales to external customers	$ 1,264,431	[1],[2]	$ 845,440	[1],[3]	$ 800,230	[1],[4]	$ 755,207	[1]	$ 736,579	[1],[5]	$ 723,473	[1],[6]	$ 712,468	[1],[6]	$ 671,357	[1],[7]	$ 3,665,308	[1]	$ 2,843,877	[1]	$ 2,620,111
Operating Segments
Revenue from External Customer [Line Items]
Segment sales to external customers																	3,665,300	[8]	2,843,900		2,620,100
Operating Segments | Packaging
Revenue from External Customer [Line Items]
Segment sales to external customers																	3,431,700	[8]	2,843,900		2,620,100
Operating Segments | Paper
Revenue from External Customer [Line Items]
Segment sales to external customers																	216,900	[8]	0		0
Operating Segments | Paper | White Papers
Revenue from External Customer [Line Items]
Segment sales to external customers																	207,000		0		0
Operating Segments | Paper | Market Pulp
Revenue from External Customer [Line Items]
Segment sales to external customers																	9,900		0		0
Operating Segments | Corporate and Other
Revenue from External Customer [Line Items]
Segment sales to external customers																	$ 16,700		$ 0		$ 0

[1]	Amounts have been adjusted for the change in inventory accounting method from LIFO to average cost.
[2]	Includes Boise's results for the period of October 25, 2013, through December 31, 2013. The quarter also includes $166.0 million of income tax benefits from the reversal of the reserves for unrecognized tax benefits from alternative energy tax credits ($1.70 per diluted share), partially offset by $21.5 million of expense for the acquisition inventory step-up ($13.6 million after tax or $0.14 per diluted share), $15.8 million of acquisition-related costs ($10.0 million after tax or $0.10 per diluted share), $8.9 million of acquisition-related financing costs ($5.6 million after tax or $0.06 per diluted share), and $17.4 million of integration-related and other costs ($11.0 million after tax or $0.11 per diluted share).
[3]	Includes a $3.1 million non-cash pension curtailment charge ($2.0 million after tax or $0.02 per diluted share), $1.5 million of acquisition-related costs ($1.0 million after tax or $0.01 per diluted share), and $2.7 million of acquisition-related financing costs ($1.8 million after tax or $0.02 per diluted share).
[4]	Includes a $7.8 million non-cash pension curtailment charge ($5.0 million after tax or $0.05 per diluted share).
[5]	Includes $3.4 million of income from state income tax adjustments ($0.03 per diluted share), partially offset by $2.0 million of plant closure charges ($1.4 million after tax or $0.01 per diluted share).
[6]	The second and third quarters of 2012 include debt refinancing charges of $3.7 million ($2.5 million after tax or $0.03 per diluted share) and $21.1 million ($13.5 million after tax or $0.14 per diluted share), respectively.
[7]	During the first quarter of 2012, PCA amended its 2009 federal income tax return to reduce the gallons claimed as cellulosic biofuel producer credits previously recorded as a tax benefit and to increase those gallons claimed as alternative fuel mixture credits previously recorded as income. The increase in gallons claimed as alternative fuel mixture credits resulted in income of $95.5 million. The decrease in gallons claimed as cellulosic biofuel producer credits resulted in a decrease in tax benefits of $118.5 million, for a total decrease in net income of $23.0 million ($0.24 per diluted share).
[8]	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.